Putnam Investments

100 Federal Street

Boston, MA 02110

September 7, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:        Putnam Multi-Asset Income Fund (the “Fund”), a series of Putnam Asset Allocation Funds (Securities Act File No. 333-266242 and Investment Company Act File No. 811-07121)—Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14.

Dear Sir or Madam:

Enclosed for filing on behalf of the Fund is Pre-Effective Amendment No. 1 to the registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the merger of Putnam Multi-Asset Absolute Return Fund into the Fund.

By separate correspondence filed on September 7, 2022, the Fund and Putnam Retail Management, Limited Partnership requested acceleration of the effective date of the Registration Statement so that it becomes effective on September 7, 2022, or as soon thereafter as possible.

I may be reached at 1-617-760-2577, to discuss this matter further. Thank you in advance for your assistance.

Very truly yours,

/s/ Venice Monagan

Venice Monagan

Enclosure

cc: James Thomas, Ropes & Gray LLP

Bryan Chegwidden, Ropes & Gray LLP

Yana Guss, Ropes & Gray LLP

Peter Fariel, Esquire, Putnam Investments